CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

        1.     This  filing  is made on  behalf  of Janus  Investment  Fund (the
               "Registrant").   Registrant's   1933  Act  No.  is  2-34393   and
               Registrant's 1940 Act No. is 811-1879.

        2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 97 ("PEA No. 97") on February 15, 2001 pursuant to Rule 485(b) under the 1933 Act for the following funds:

               Janus Balanced Fund
               Janus Enterprise Fund
               Janus Equity Income Fund
               Janus Federal Tax-Exempt Fund
               Janus Flexible Income Fund
               Janus Fund
               Janus Fund 2
               Janus Global Life Sciences Fund
               Janus Global Technology Fund
               Janus Growth and Income Fund
               Janus High-Yield Fund
               Janus Mercury Fund
               Janus Olympus Fund
               Janus Orion Fund
               Janus Overseas Fund
               Janus Short-Term Bond Fund
               Janus Special Situations Fund
               Janus Strategic Value Fund
               Janus Twenty Fund
               Janus Venture Fund
               Janus Worldwide Fund
               Janus Money Market Fund-Investor Shares
               Janus Money Market Fund-Institutional Shares
               Janus Money Market Fund-Service Shares
               Janus Government Money Market Fund-Investor Shares
               Janus Government Money Market Fund-Institutional Shares Janus Government Money Market Fund-Service Shares

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               Janus Tax-Exempt Money Market Fund-Investor Shares
               Janus Tax-Exempt Money Market Fund-Institutional Shares Janus Tax-Exempt Money Market Fund-Service Shares
               (collectively, the "Funds").

        3.     The text of PEA No. 97 has been filed electronically.


        DATED:  February 20, 2001

                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds



                                        By: /s/Kelley Abbott Howes
                                            Kelley Abbott Howes
                                            Vice President and Secretary